Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Segment Reporting
13. Segment Reporting
The Company operates in three reportable segments: multifamily properties, office properties, real estate-related loans and securities. The Company allocates resources and evaluates results based on the performance of each segment individually. The Company believes that segment net operating income is the key performance metric that captures the unique operating characteristics of each segment.
The following table sets forth the total assets by segment:

	June 30, 2021	December 31, 2020
Multifamily	$201,705,025	$204,408,015
Office	128,094,720	134,521,921
Real estate-related loans and securities	83,963,828	74,464,566
Other (Corporate)	33,835,615	27,479,107

Total assets	$447,599,188	$440,873,609

The following table sets forth the financial results by segment for the three months ended June 30, 2021:

	Multifamily	Office	Real Estate- Related Loans and Securities	Total
Revenues:
Rental revenues	$4,343,804	$3,092,137	$—	$7,435,941
Other revenues	332,773	150,726	—	483,499

Total revenues	4,676,577	3,242,863	—	7,919,440
Expenses:
Rental property operating	2,137,288	1,291,528	—	3,428,816

Total rental operating expenses	2,137,288	1,291,528	—	3,428,816
Income from real estate-related loans and securities	—	—	1,352,252	1,352,252
Realized gain on investments	—	—	—	—
Unrealized gain on investments	10,457	—	321,953	332,410

Segment net operating income	$2,549,746	$1,951,335	$1,674,205	$6,175,286

Depreciation and amortization	$2,089,587	$1,698,656	$—	$3,788,243
General and administrative expenses				1,051,762
Management fee				569,389
Performance fee				687,265
Interest expense				1,402,408

Net loss				(1,323,781)
Net loss attributable to non-controlling interests				63,992

Net loss attributable to stockholders				$(1,259,789)

The following table sets forth the financial results by segment for the six months ended June 30, 2021:

	Multifamily	Office	Real Estate- Related Loans and Securities	Total
Revenues:
Rental revenues	$8,585,211	$6,081,778	$—	$14,666,989
Other revenues	611,024	253,919	—	864,943

Total revenues	9,196,235	6,335,697	—	15,531,932
Expenses:
Rental property operating	4,133,814	2,610,029	—	6,743,843

Total rental operating expenses	4,133,814	2,610,029	—	6,743,843
Income from real estate-related loans and securities	—	—	2,554,585	2,554,585
Realized gain on investments	—	—	980,665	980,665
Unrealized gain (loss) on investments	403,682	—	(83,699)	319,983

Segment net operating income	$5,466,103	$3,725,668	$3,451,551	$12,643,322

Depreciation and amortization	$4,673,736	$3,438,993	$—	$8,112,729
General and administrative expenses				2,067,560
Management fee				1,123,438
Performance fee				1,261,088
Interest expense				2,774,865

Net loss				(2,696,358)
Net loss attributable to non-controlling interests				189,270

Net loss attributable to stockholders				$(2,507,088)

The following table sets forth the financial results by segment for the three months ended June 30, 2020:

	Multifamily	Office	Real Estate- Related Loans and Securities	Total
Revenues:
Rental revenues	$2,729,859	$3,215,473	$—	$5,945,332
Other revenues	80,608	178,080	—	258,688

Total revenues	2,810,467	3,393,553	—	6,204,020
Expenses:
Rental property operating	1,272,817	1,197,338	—	2,470,155

Total rental operating expenses	1,272,817	1,197,338	—	2,470,155
Income from real estate-related loans and securities	—	—	1,338,053	1,338,053
Unrealized (loss) gain on investments	—	(279,383)	1,817,009	1,537,626

Segment net operating income	$1,537,650	$1,916,832	$3,155,062	$6,609,544

Depreciation and amortization	$1,846,889	$1,929,263	$—	$3,776,152
General and administrative expenses				739,397
Management fee				130,990
Performance fee				186,679
Interest expense				1,206,036

Net income				570,290
Net loss attributable to non-controlling interests				110,054

Net income attributable to stockholders				$680,344

The following table sets forth the financial results by segment for the six months ended June 30, 2020:

	Multifamily	Office	Real Estate- Related Loans and Securities	Total
Revenues:
Rental revenues	$5,396,680	$5,962,713	$—	$11,359,393
Other revenues	223,235	362,203	—	585,438

Total revenues	5,619,915	6,324,916	—	11,944,831
Expenses:
Rental property operating	2,291,119	2,195,640	—	4,486,759

Total rental operating expenses	2,291,119	2,195,640	—	4,486,759
Income from real estate-related loans and securities	—	—	2,691,680	2,691,680
Unrealized (loss) gain on investments	—	(784,302)	521,235	(263,067)

Segment net operating income	$3,328,796	$3,344,974	$3,212,915	$9,886,685

Depreciation and amortization	$3,699,891	$3,465,926	$—	$7,165,817
General and administrative expenses				1,389,976
Management fee				130,990
Performance fee				998,328
Interest expense				2,622,323

Net loss				(2,420,749)
Net loss attributable to non-controlling interests				214,648

Net loss attributable to stockholders				$(2,206,101)

14. Segment Reporting
The Company operates in three reportable segments: multifamily properties, office properties and real estate-related loans and securities. The Company allocates resources and evaluates results based on the performance of each segment individually. The Company believes that segment net operating income is the key performance metric that captures the unique operating characteristics of each segment.
The following table sets forth the total assets by segment:

	December 31, 2020	December 31, 2019
Multifamily	$204,408,015	$140,841,295
Office	134,521,921	93,629,245
Real estate-related loans and securities	74,464,566	49,297,799
Other (Corporate)	27,479,107	29,717,653

Total assets	$440,873,609	$313,485,992

The following table sets forth the financial results by segment for the year ended December 31, 2020:

	Multifamily	Office	Real estate-related loans and securities	Total
Revenues:
Rental revenues	$11,681,669	$12,463,543	$—	$24,145,212
Other revenues	496,052	645,006	—	1,141,058

Total revenues	12,177,721	13,108,549	—	25,286,270
Expenses:
Rental property operating	4,859,445	5,351,792	—	10,211,237

Total expenses	4,859,445	5,351,792	—	10,211,237
Income from real-estate related loans and securities	—	—	4,908,074	4,908,074
Realized gain on investments	—	—	144,484	144,484
Unrealized gain on investments	—	(626,224)	3,042,927	2,416,703

Segment net operating income	$7,318,276	$7,130,533	$8,095,485	$22,544,294

Depreciation and amortization	$6,372,127	$7,108,886	$—	$13,481,013
General and administrative expenses				3,473,954
Management fee				1,170,717
Performance fee				2,215,134
Interest expense				4,948,496

Net loss				(2,745,020)
Net loss attributable to non-controlling interests				307,169

Net loss attributable to stockholders				$(2,437,851)

The following table sets forth the financial results by segment for the year ended December 31, 2019:

	Multifamily	Office	Real estate-related loans and securities	Total
Revenues:
Rental revenues	$4,245,057	$2,883,152	$—	$7,128,209
Other revenues	164,948	246,750	—	411,698

Total revenues	4,410,005	3,129,902	—	7,539,907
Expenses:
Rental property operating	2,009,938	1,061,828	—	3,071,766

Total expenses	2,009,938	1,061,828	—	3,071,766
Income from real estate-related loans	—	—	2,305,721	2,305,721

Segment net operating income	$2,400,067	$2,068,074	$2,305,721	$6,773,862

Depreciation and amortization	$3,381,811	$1,630,448	$—	$5,012,259
General and administrative expenses				1,616,252
Management fee				—
Performance fee				200,649
Organizational expenses				885,061
Interest expense				4,048,089

Net loss				$(4,988,448)
Net loss attributable to non-controlling interests				265,570

Net loss attributable to stockholders				$(4,722,878)